245 Summer Street

Fidelity® Investments

Boston, MA 02210

March 2, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity School Street Trust (the trust):  File Nos. 002-57167 and 811-02676

Fidelity Advisor Multi-Asset Income Fund
Fidelity Global Bond Fund
Fidelity Intermediate Municipal Income Fund
Fidelity International Bond Fund
Fidelity Strategic Income Fund (the funds)

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Marc Bryant

Marc Bryant

Secretary of the Trust